Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Equity Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Touchstone Dynamic Global Allocation Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated April 30, 2018, as revised August 30, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Controlled Growth with Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Controlled Growth with Income Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Touchstone Dynamic Global Allocation Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated April 30, 2018, as revised August 30, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Diversified Income Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Touchstone Dynamic Global Allocation Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated April 30, 2018, as revised August 30, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Global Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Dynamic Global Allocation Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund
Touchstone Controlled Growth with Income Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated April 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Dynamic Equity Fund, Touchstone Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Touchstone Dynamic Global Allocation Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated April 30, 2018, as revised August 30, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.